PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	The Group						The Bank
	Investment properties £m	Premises £m	Equipment £m	Operating lease assets £m	Right-of- use asset[1] £m	Total £m	Premises £m	Equipment £m	Operating lease assets £m	Right-of- use asset[1] £m	Total £m
Cost or valuation:
At 1 January 2018	50	1,763	5,055	6,528		13,396	1,626	6,172	130		7,928
Exchange and other adjustments	–	–	–	9		9	14	(6)	4		12
Additions	–	71	516	1,754		2,341	57	452	–		509
Expenditure on investment properties (see below)	17	–	–	–		17	–	–	–		–
Disposals	(32)	(643)	(571)	(1,538)		(2,784)	(422)	(351)	(134)		(907)
Disposal of business	–	(11)	(34)	(111)		(156)	–	–	–		–
At 31 December 2018	35	1,180	4,966	6,642		12,823	1,275	6,267	–		7,542
Adjustment on adoption of IFRS 16 (note 49)	–	–	–	–	1,655	1,655	–	–	–	883	883
Balance at 1 January 2019	35	1,180	4,966	6,642	1,655	14,478	1,275	6,267	–	883	8,425
Exchange and other adjustments	–	3	4	–	–	7	21	–	–	–	21
Additions	–	118	518	1,693	183	2,512	62	484	–	114	660
Expenditure on investment properties (see below)	11	–	–	–	–	11	–	–	–	–	–
Change in fair value of investment properties	(8)	–	–	–	–	(8)	–	–	–	–	–
Disposals	(23)	(243)	(231)	(1,681)	(25)	(2,203)	(271)	(210)	–	(16)	(497)
At 31 December 2019	15	1,058	5,257	6,654	1,813	14,797	1,087	6,541	–	981	8,609
Accumulated depreciation and impairment:
At 1 January 2018	–	711	2,117	1,506		4,334	1,023	3,632	21		4,676
Exchange and other adjustments	–	–	–	4		4	5	(4)	–		1
Depreciation charge for the year	–	121	713	1,015		1,849	62	639	2		703
Disposals	–	(628)	(534)	(595)		(1,757)	(403)	(352)	(23)		(778)
Disposal of business	–	(5)	(26)	(91)		(122)	–	–	–		–
At 31 December 2018	–	199	2,270	1,839		4,308	687	3,915	–		4,602
Exchange and other adjustments	–	–	(1)	(33)	1	(33)	8	–	–	3	11
Depreciation charge for the year (note 9)	–	121	710	1,006	203	2,040	67	648	–	110	825
Disposals	–	(225)	(176)	(584)	–	(985)	(257)	(166)	–	–	(423)
At 31 December 2019	–	95	2,803	2,228	204	5,330	505	4,397	–	113	5,015
Balance sheet amount at 31 December 2019	15	963	2,454	4,426	1,609	9,467	582	2,144	–	868	3,594
Balance sheet amount at 31 December 2018	35	981	2,696	4,803	–	8,515	588	2,352	–	–	2,940
1	Primarily premises.

Disclosure of detailed information about investment property [text block]	Expenditure on investment properties is comprised as follows:
	2019 £m	2018 £m
Acquisitions of new properties	11	17
Additional expenditure on existing properties	–	–
	11	17

Disclosure Of Minimum Lease Payments Receivable Under Noncancellable Operating Lease Explanatory	At 31 December the future minimum rentals receivable by the Group under non-cancellable operating leases were as follows:

	2019 £m	2018 £m
Receivable within 1 year	977	1,095
1 to 2 years	620	681
2 to 3 years	312	332
3 to 4 years	102	113
4 to 5 years	12	30
Over 5 years	2	6
Total future minimum rentals receivable	2,025	2,257